PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	£ 1,511
Property, plant and equipment including right-of-use assets at end of period	1,648
Investment property	16	£ 16
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	122
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,814
Acquisition of business	145
Additions	184
Disposals	(186)
Property, plant and equipment including right-of-use assets at end of period	2,957
Cost: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	277
Acquisition of business	61
Additions	11
Disposals	(12)
Property, plant and equipment including right-of-use assets at end of period	337
Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,303)
Charge for the period	83
Disposals	91
Property, plant and equipment including right-of-use assets at end of period	(1,309)
Accumulated depreciation and impairment: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(208)
Charge for the period	8
Disposals	1
Property, plant and equipment including right-of-use assets at end of period	(215)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	14
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	701
Property | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	908
Acquisition of business	67
Additions	3
Disposals	(24)
Property, plant and equipment including right-of-use assets at end of period	954
Property | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(251)
Charge for the period	14
Disposals	20
Property, plant and equipment including right-of-use assets at end of period	(253)
Property | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	8
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	229
Office fixtures and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	919
Acquisition of business	17
Additions	30
Disposals	(27)
Property, plant and equipment including right-of-use assets at end of period	939
Office fixtures and equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(707)
Charge for the period	28
Disposals	27
Property, plant and equipment including right-of-use assets at end of period	(710)
Office fixtures and equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	2
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	0
Computer software | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	6
Acquisition of business	0
Additions	0
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	6
Computer software | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(6)
Charge for the period	0
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	(6)
Computer software | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	596
Operating lease assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	704
Acquisition of business	0
Additions	140
Disposals	(123)
Property, plant and equipment including right-of-use assets at end of period	721
Operating lease assets | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(131)
Charge for the period	33
Disposals	43
Property, plant and equipment including right-of-use assets at end of period	(125)
Operating lease assets | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	£ 4